                                         NEUBERGER BERMAN [LOGO]













NEUBERGER BERMAN

MUNICIPAL FUNDS-R-





Municipal Money Fund                     SEMI-ANNUAL REPORT
Municipal Securities Trust               APRIL 30, 1999

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    PERFORMANCE HIGHLIGHTS                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                               B-8
Municipal Securities Trust                         B-9

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                          C-1
Municipal Securities Portfolio                    C-12

    FINANCIAL STATEMENTS                          C-17

    FINANCIAL HIGHLIGHTS
Municipal Money Portfolio                         C-23
Municipal Securities Portfolio                    C-24

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

   The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999. Neuberger Berman Management Inc.

PRESIDENT'S LETTER                                                 June 16, 1999

Dear Shareholder,
  Stability is the word that best describes the municipal bond market over this reporting period. While the 5-year Treasury bond declined substantially, pushing the yield up by 90 basis points (0.90%) in first half fiscal year 1999, 5-year investment grade municipal bond prices held steady and yields moved just 10 basis points (0.10%) higher. We believe the low volatility of municipal bonds is appealing to investors, especially during periods such as this when other asset classes were quite volatile. Our portfolios performed to our expectations -- helping to preserve principal in a moderately rising interest rate environment. We continued to focus on geographic tactics (favoring states with healthy economies and strong balance sheets), sectors presenting the best value, security selection, and trend following duration management.
  Due to superior performance relative to Treasuries over the last six months, intermediate term municipal securities yields are now approximately 70% of Treasury yields, versus 82% at the end of October 1998. Importantly, municipals still offer a significant after-tax yield advantage to investors in high federal income tax brackets.
  We adjust portfolio duration (a traditional barometer of interest rate risk) in response to changing interest rate trends, rather than interest rate forecasts. Following the global economic turmoil of third quarter 1998, the strong consensus was that the U.S. economy would decelerate and interest rates would decline. Investors swayed by this consensus viewpoint extended portfolio duration in an attempt to maximize returns. When the economy continued to grow much faster than consensus expectations and interest rates climbed higher, this strategy was counter-productive. Our trend following duration management -- adjusting duration according to what is happening in the market rather than speculating on what will happen -- once again helped us reduce risk to shareholder assets during a period in which interest rates defied consensus forecasts.
  In closing, municipal bonds have been catching their breath following last year's robust rally. This gave us the opportunity to demonstrate how our philosophy and portfolio management strategies add value to the municipal securities investment process. Going forward, we will remain focused on relative value in different sectors of the municipal securities market, work hard to identify individual securities with the best risk/reward characteristics, and monitor interest rate trends and adjust portfolio duration accordingly. We are confident that we can continue to invest the assets you have entrusted to us using a low-risk approach, while also providing the opportunity to enhance those assets.

  MUNICIPAL MONEY FUND Although short term tax-free instruments are generally impacted less by Federal Reserve actions and interest rate swings than Treasury securities, active maturity management is still a critical ingredient in the investment process. During the six-month period ended April 30, 1999, the Fund's weighted average maturity peaked at 49.5 days in mid-February, and closed the reporting period at 39.5 days. This relatively low weighted average maturity reflects the very limited supply of longer notes in the marketplace, and positions the portfolio against possible Federal Reserve tightening. The short term tax-free yield curve remains relatively flat, with longer maturities providing only a modest yield advantage. So, we have not had to sacrifice much yield to protect the portfolio from a potential Fed rate hike.
  We have not changed sector allocation much over this reporting period. Our largest allocation (64.2%) remains in variable rate demand notes, the sector in which we still see the best value.
  The current and effective (compounded) yields for the portfolio as of April 30, 1999 are 2.86% and 2.90%. This can be translated into tax-equivalent current and effective yields of 4.74% and 4.85%, respectively, for an investor in the highest federal income tax bracket.1

    MUNICIPAL SECURITIES TRUST Despite excellent performance relative to Treasuries and respectable returns in fiscal first half 1999, municipal bonds were somewhat restrained by reduced new issuance. Many municipal issuers took maximum advantage of 1998's low interest rates to meet this year's financing requirements. Also, the strong economy has created budget surpluses, further reducing borrowing needs. With strong demand and less inventory to move, municipal securities issuers have been able to price new issues a bit higher. We expect to see more attractive pricing this summer, the season in which issuance generally spikes.
  During this reporting period, we moved to a fully invested position and increased our commitment to general obligation and revenue bonds. The drop in the stock market in late 1998 gave us the luxury of a strong positive cash flow to work with and we were able to carefully select attractive issues in these sectors.
  With intermediate term municipal yields remaining relatively stable in the face of interest rate swings, we did not make any major shifts in the portfolio's duration. The low during this reporting period was 5.6 years at the end of November 1998, and the high was 6.1 years at year-end 1998. With interest rates drifting higher in 1999, we reduced duration to 5.7 years at the end of this reporting period.
  In closing, municipal securities have been a serene island in the midst of troubled economic and financial market waters. Municipals weathered last Fall's emerging market meltdown and the liquidity crisis spawned by the near collapse of Long Term Capital Management. This year, they have held steady in the face of rising oil prices and concern over a possible Fed tightening. Through it all, municipals have fulfilled their mandate -- providing a lower risk and productive home for shareholder assets.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger Berman Income Funds

1Current yield refers to the income generated by an investment in the Fund over a seven-day period. The income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

 Tax-equivalent yield is the taxable yield that an investor would have had to receive in order to realize the same level after federal taxes at the highest tax rate, 39.6%, assuming that all of the Fund's income is exempt from federal income taxes.

 An investment in Municipal Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

 The composition and holdings of the portfolios are subject to change. Results represent past performance and do not indicate future results.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                              SIX MONTH                  AVERAGE ANNUAL
                                                PERIOD                  TOTAL RETURNS(1)
NEUBERGER BERMAN                 INCEPTION      ENDED                 --------------------
INCOME FUNDS                        DATE      4/30/99(1)    1 YR(1)     5 YR       10 YR
------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES TRUST(2)      7/9/87       +1.28%      +6.46%     +5.79%     +6.40%

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/99

                                                                       TAX-
                                                                    EQUIVALENT
                                        CURRENT      EFFECTIVE      EFFECTIVE
                                        YIELD(3)     YIELD(3)        YIELD(4)
------------------------------------------------------------------------------
MUNICIPAL MONEY FUND(5)                  2.86%         2.90%          4.85%

1) One-year and average annual total returns are for the periods ended April 30, 1999. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger Berman Management Inc. voluntarily bears certain operating expenses in excess of 0.65% of the average daily net assets per annum of Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust"). This arrangement can be terminated upon 60 days' prior written notice. Absent such reimbursement, the total returns for the above stated periods would have been less.
3) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
4) Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after Federal taxes at the highest Federal tax rate, 39.6%, assuming that all of the Fund's income is exempt from Federal income taxes.
5) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger Berman Municipal Money Fund ("Municipal Money") will fluctuate.

A portion of the income of Municipal Money and Municipal Securities Trust may be subject to the Federal alternative minimum tax for certain investors.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL        MUNICIPAL
                                                        MONEY          SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                 FUND            TRUST
                                                    -------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     193,722    $      39,853
      Receivable for Trust shares sold                          1              164
      Receivable from administrator -- net (Note
        B)                                                     --               14
                                                    -------------------------------
                                                          193,723           40,031
                                                    -------------------------------
LIABILITIES
      Dividends payable                                         4              131
      Payable for Trust shares redeemed                        16              263
      Payable to administrator (Note B)                        49               --
      Accrued expenses                                         45               47
                                                    -------------------------------
                                                              114              441
                                                    -------------------------------
NET ASSETS at value                                 $     193,609    $      39,590
                                                    -------------------------------

NET ASSETS consist of:
      Par value                                     $         194    $           4
      Paid-in capital in excess of par value              193,414           38,631
      Accumulated net realized gains (losses) on
        investment                                              1             (149)
      Net unrealized appreciation in value of
        investment                                             --            1,104
                                                    -------------------------------
NET ASSETS at value                                 $     193,609    $      39,590
                                                    -------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       193,681            3,515
                                                    -------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00           $11.26
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman             For the Six Months Ended April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                     MUNICIPAL      MUNICIPAL
                                                       MONEY        SECURITIES
(000'S OMITTED)                                         FUND          TRUST
                                                    ---------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     3,343    $       905
                                                    ---------------------------
    Expenses:
      Administration fee (Note B)                           287             53
      Auditing fees                                           4              4
      Custodian fees                                          5              5
      Legal fees                                             11             13
      Registration and filing fees                           20             19
      Shareholder reports                                    19             17
      Shareholder servicing agent fees                       15             15
      Trustees' fees and expenses                             7              4
      Miscellaneous                                           3              1
      Expenses from corresponding Portfolio (Notes
        A & B)                                              365             94
                                                    ---------------------------
        Total expenses                                      736            225
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 (3)           (97)
                                                    ---------------------------
        Total net expenses                                  733            128
                                                    ---------------------------
        Net investment income                             2,610            777
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain on investment securities                1             64
    Net realized gain on financial futures
      contracts                                              --             34
    Change in net unrealized appreciation of
      investment securities                                  --           (367)
                                                    ---------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                    1           (269)
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $     2,611    $       508
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                    MUNICIPAL                       MUNICIPAL
                                                      MONEY                        SECURITIES
                                                      FUND                            TRUST
                                           Six Months                      Six Months
                                              Ended           Year            Ended           Year
                                            April 30,         Ended         April 30,         Ended
                                              1999         October 31,        1999         October 31,
(000'S OMITTED)                            (UNAUDITED)        1998         (UNAUDITED)        1998
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      2,610    $      5,408    $        777    $      1,416
    Net realized gain on investments
      from corresponding Portfolio (Note
      A)                                             1              26              98             426
    Change in net unrealized
      appreciation of investments from
      corresponding Portfolio (Note A)              --              --            (367)            583
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                            2,611           5,434             508           2,425
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (2,610)         (5,408)           (777)         (1,416)
                                          -------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  123,109         319,207           6,211          16,999
    Proceeds from reinvestment of
      dividends                                  2,584           5,334             485             898
    Payments for shares redeemed              (153,566)       (259,407)         (6,985)        (10,385)
                                          -------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                       (27,873)         65,134            (289)          7,512
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (27,872)         65,160            (558)          8,521
NET ASSETS:
    Beginning of period                        221,481         156,321          40,148          31,627
                                          -------------------------------------------------------------
    End of period                         $    193,609    $    221,481    $     39,590    $     40,148
                                          -------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                       123,109         319,207             549           1,520
    Issued on reinvestment of dividends          2,584           5,334              43              80
    Redeemed                                  (153,566)       (259,407)           (616)           (930)
                                          -------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                              (27,873)         65,134             (24)            670
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Fund ("Municipal Money") and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at April 30, 1999). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($267 expiring in 2003 for Municipal Money and $246,798 expiring in 2003 for Municipal Securities Trust, determined as of October 31, 1998), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.65% per annum of its average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended April 30, 1999, such excess expenses amounted to $96,074 for Municipal Securities Trust.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $3,495 and $1,095, for Municipal Money and Municipal Securities Trust, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1999, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
MUNICIPAL MONEY                                  $ 106,586,000     $ 137,458,000

MUNICIPAL SECURITIES TRUST                           4,373,000         5,289,000

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Six Months
                                                           Ended
                                                         April 30,
                                                            1999                        Year Ended October 31,
                                                         (UNAUDITED)     1998        1997        1996        1995        1994
                                                         ----------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $.9997         $ .9994     $ .9993     $ .9994     $ .9995     $ .9996
                                                         ----------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                 .0123           .0288       .0296       .0285       .0324       .0204
    Net Gains or Losses on Securities                        --           .0003       .0001      (.0001)     (.0001)     (.0001)
                                                         ----------------------------------------------------------------------
      Total From Investment Operations                    .0123           .0291       .0297       .0284       .0323       .0203
                                                         ----------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)               (.0123)         (.0288)     (.0296)     (.0285)     (.0324)     (.0204)
                                                         ----------------------------------------------------------------------
Net Asset Value, End of Period                           $.9997         $ .9997     $ .9994     $ .9993     $ .9994     $ .9995
                                                         ----------------------------------------------------------------------
Total Return(2)                                           +1.24%(3)       +2.92%      +3.00%      +2.89%      +3.29%      +2.06%
                                                         ----------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)              $193.6         $ 221.5     $ 156.3     $ 132.6     $ 160.9     $ 150.3
                                                         ----------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)        .70%(5)         .72%        .73%        .73%        .71%         --
                                                         ----------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets             .69%(5)         .71%        .72%        .72%        .71%        .73%
                                                         ----------------------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets                                                2.46%(5)        2.88%       2.95%       2.86%       3.24%       2.02%
                                                         ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Six Months
                                                           Ended
                                                         April 30,
                                                            1999                        Year Ended October 31,
                                                         (UNAUDITED)     1998        1997        1996        1995        1994
                                                         ----------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $11.34         $ 11.02     $ 10.78     $ 10.83     $ 10.26     $ 11.12
                                                         ----------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                   .22             .46         .47         .47         .47         .46
    Net Gains or Losses on Securities (both realized
     and unrealized)                                       (.08)            .32         .24        (.05)        .57        (.73)
                                                         ----------------------------------------------------------------------
      Total From Investment Operations                      .14             .78         .71         .42        1.04        (.27)
                                                         ----------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                 (.22)           (.46)       (.47)       (.47)       (.47)       (.46)
    Distributions (from net capital gains)                   --              --          --          --          --        (.12)
    Distributions (in excess of net capital gains)           --              --          --          --          --        (.01)
                                                         ----------------------------------------------------------------------
      Total Distributions                                  (.22)           (.46)       (.47)       (.47)       (.47)       (.59)
                                                         ----------------------------------------------------------------------
Net Asset Value, End of Period                           $11.26         $ 11.34     $ 11.02     $ 10.78     $ 10.83     $ 10.26
                                                         ----------------------------------------------------------------------
Total Return(2)                                           +1.28%(3)       +7.22%      +6.71%      +3.92%     +10.35%      -2.57%
                                                         ----------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)              $ 39.6         $  40.1     $  31.6     $  38.9     $  44.3     $  51.1
                                                         ----------------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)        .66%(5)         .66%        .66%        .66%        .66%         --
                                                         ----------------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(6)          .66%(5)         .65%        .65%        .65%        .65%        .65%
                                                         ----------------------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets                                                3.98%(5)        4.13%       4.30%       4.32%       4.45%       4.24%
                                                         ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust, total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                  Six
                                Months
                                 Ended
                                 April
MUNICIPAL                         30,                 Year Ended October 31,
SECURITIES TRUST                 1999      1998      1997      1996      1995      1994
-----------------------------------------------------------------------------------------
Net Expenses                      1.15%     1.11%     1.05%     1.04%      .98%      .82%
                                ---------------------------------------------------------

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          Municipal Money Portfolio

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
                  TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S.
                  GOVERNMENT SECURITIES (4.3%)
$       1,000     Los Angeles (CA) Muni. Imp. Corp. Leasehold Rev.
                  (Central Library Proj.), Ser. 1990 A, 7.10%, due 6/1/10
                  P/R 6/1/99                                                                     $  1,023
        2,000     Mobile Co. (AL) G.O., Ser. 1991, 6.70%, due 2/1/11 P/R
                  2/1/00                                                                            2,090
        1,000     Orlando (FL) Util. Comm. Wtr. & Elec. Sub. Rev., Ser.
                  1989 C, 7.00%, due 10/1/23 P/R 10/1/99                                            1,034
        1,000     Phoenix (AZ) Var. Purp. G.O., Ser. 1991, 6.80%, due
                  7/1/07 P/R 7/1/99                                                                 1,026
        1,000     Utah Intermountain Pwr. Agcy. Pwr. Supply Ref. Rev.,
                  Ser. 1989 A, 7.20%, due 7/1/11 P/R 7/1/99                                         1,025
        1,000     Wisconsin G.O., Ser. 1990 G, 6.75%, due 5/1/09 P/R
                  5/1/99                                                                            1,010
        1,000     Wisconsin Hlth. & Ed. Fac. Au. Rev. (St. Luke's Med.
                  Ctr. Proj.), Ser. 1989, 7.40%, due 8/15/19 P/R 8/15/99                            1,032
                                                                                                 ------------
                                                                                                    8,240
                                                                                                 ------------
                  TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENT
                  SECURITIES (0.5%)
        1,000     New York St. Pwr. Au. Gen. Purp. Rev., Ser. 1991 Z,
                  5.85%, due 1/1/00                                                                 1,018
                                                                                                 ------------
                  MUNICIPAL NOTES (3.9%)
        1,425     Cleveland (OH) BANS (Cleveland Stadium Proj.), Ser.
                  1997 B, 4.50%, due 10/1/99                                            SP-1        1,433
        1,250     Kentucky Asset/Liability Comm. Gen. Fund TRANS, Ser.
                  1998 B, 4.00%, due 6/25/99                                 MIG 1      SP-1+       1,251
        1,000     Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Construction
                  Notes, Ser. 1998, 4.00%, due 7/15/99                       MIG 1                  1,002
        2,400     Kentucky Sch. Boards Fin. Corp. Cert. of Participation
                  Ed. TRANS, Ser. 1998, 3.66%, due 6/30/99                   MIG 1                  2,400
        1,500     Wayne Co. (MI) Detroit Sch. Dist. St. Sch. Aid Ltd. Tax
                  G.O. Notes, Ser. 1998, 4.50%, due 7/1/99                              SP-1+       1,502
                                                                                                 ------------
                                                                                                    7,588
                                                                                                 ------------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
                  TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT
                  (0.5%)
NATIONAL WESTMINSTER BANK PLC
$       1,000     Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-1,
                  3.80%, due 6/1/26 Putable 6/1/99                                      A-1+     $  1,000
                                                                                                 ------------
                  TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (5.1%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,250     Franklin & Pickway Cos. (OH) South-Western City Sch.
                  Dist. Sch. Bldg. Construction Unlimited Tax G.O.,
                  3.00%, due 12/1/99                                                                1,250
        1,000     Lower Colorado (TX) River Au. Priority Ref. Rev., Ser.
                  1991 A, 6.375%, due 1/1/00                                            A-1+        1,021
FINANCIAL GUARANTY INSURANCE CO.
        1,000     Connecticut Spec. Assessment Unemployment Comp. Adv.
                  Fund Rev., Ser. 1993 C, 3.60%, due 11/15/01 Putable
                  7/1/99                                                    VMIG 1      A-1+        1,000
        1,060     Port of Portland (OR) Ref. Rev. (Portland Int'l.
                  Arpt.), Ser. 1998 12B, 4.00%, due 7/1/99                                          1,062
        1,260     Rhode Island & Providence Plantations Cons. Cap. Dev.
                  Loan G.O., Ser. 1998 A, 4.25%, due 9/1/99                                         1,262
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        3,000     Oklahoma Cap. Imp. Au. St. Hwy. Rev., Ser. 1998, 4.25%,
                  due 6/1/99                                                                        3,001
        1,250     Utah Intermountain Pwr. Agcy. Pwr. Supply Ref. Rev.,
                  Ser. 1996 C, 5.50%, due 7/1/99                                                    1,254
                                                                                                 ------------
                                                                                                    9,850
                                                                                                 ------------
                  TAX-EXEMPT SECURITIES -- OTHER (10.5%)
        1,000     Bexar Co. (TX) San Antonio Independent Sch. Dist.
                  Unlimited Tax Sch. Bldg. G.O., Ser. 1997, 7.00%, due
                  8/15/99                                                                           1,011
        1,000     Board of Regents of the Texas A&M Univ. Sys. Fin. Sys.
                  Ref. Rev., Ser. 1998, 5.00%, due 5/15/99                                          1,001
        1,000     Cook Co. (IL) Metro. Wtr. Reclamation Dist. of Greater
                  Chicago Ref. G.O., Ser. 1997, 4.15%, due 12/1/99                                  1,006

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
$       1,000     Fort Worth (TX) Tarrant & Denton Cos. Gen. Purp. Ref.
                  Rev. G.O., Ser. 1996 A, 5.50%, due 3/1/00                                      $  1,020
        1,200     Kansas Dept. of Trans. Hwy. Rev., Ser. 1992, 5.90%, due
                  3/1/00                                                                            1,228
        1,500     Milwaukee (WI) Metro. Swr. Dist. Cap. Purp. Ref. G.O.,
                  Ser. 1997 A, 4.25%, due 10/1/99                                                   1,506
        3,000     Minnesota Tax & Aid Anticipation Borrowing Prog. Cert.
                  of Participation, Tax Anticipation G.O., Ser. 1999 A,
                  3.00%, due 2/3/00                                          MIG 1                  3,000
        1,500     Nashville & Davidson Co. (TN) Metro. Gov't. G.O.
                  (Multi-Purp. Imp.), Ser. 1997 A, 5.125%, due 11/15/99                             1,517
        3,000     Oklahoma Wtr. Res. Board Rev. (St. Loan Prog.), Ser.
                  1999, 2.90%, due 9/1/32 Putable 9/1/99                                A-1+        3,000
        2,000     Scottsdale (AZ) Muni. Prop. Corp. Excise Tax Rev., Ser.
                  1998, 4.00%, due 7/1/99                                                           2,003
        1,250     Tennessee Sch. Bond Au. Higher Ed. Fac. Second Prog.
                  Ref. Rev., Ser. 1998 C, 4.00%, due 5/1/99                                         1,250
        1,645     Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 4.00%, due
                  10/1/99                                                               A-1+        1,651
        1,185     Trustees of Purdue Univ. (IN) Student Fee Rev., Ser.
                  1998 P, 4.00%, due 7/1/99                                 VMIG 1                  1,187
                                                                                                 ------------
                                                                                                   20,380
                                                                                                 ------------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES (16.1%)
          300     Berkeley Co. (SC) Fac. Ind. Rev. (Amoco Chemical Co.
                  Proj.), Ser. 1997, 4.30%, VRDN due 4/1/27                 VMIG 1      A-1+          300(4)
        9,700     Blytheville (AR) IDR (Nucor Corp. Proj.), Ser. 1998,
                  4.05%, VRDN due 6/1/28                                      P-1       A-1+        9,700(4)
        1,500     Carlton (WI) PCR (Wisconsin Pwr. & Lt. Co. Proj.), Ser.
                  1988, 4.05%, VRDN due 8/1/15                              VMIG 1                  1,500(4)
        1,000     Delaware Co. (PA) IDA Res. Rec. Fac. Ref. Rev. (Gen.
                  Elec. Cap. Corp.), Ser. 1997 G, 3.90%, VRDN due 12/1/31               A-1+        1,000(4)
          200     Harris Co. (TX) IDC Solid Waste Disp. Rev. (Exxon
                  Proj.), Ser. 1997, 4.30%, VRDN due 4/1/32                 VMIG 1                    200(4)

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
$         400     Lincoln Co. (WY) PCR (Exxon Proj.), Ser. 1984 C, 4.15%,
                  VRDN due 11/1/14                                            P-1       A-1+     $    400(4)
          800     Minneapolis (MN) Comm. Dev. Agcy. Ref. PCR (No. States
                  Pwr. Co. Proj.), Ser. 1985, 4.05%, VRDN due 3/1/11          P-1       A-1+          800(4)
        1,000     Navajo Co. (AZ) IDA (Citizens Util. Co. Proj.), Ser.
                  1997, 4.00%, VRDN due 5/1/32                                          A-1+        1,000
        2,000     Nueces Co. (TX) Port of Corpus Christi Au. Solid Waste
                  Disp. Ref. Rev. (Koch Refining Co., L.P. Proj.), Ser.
                  1996, 4.10%, VRDN due 5/1/26                              VMIG 1      A-1+        2,000
          100     Parish of St. Charles (LA) Ref. PCR (Shell Oil Co.
                  Proj.), Ser. 1992 B, 4.20%, VRDN due 10/1/22              VMIG 1      A-1+          100(4)
        5,000     Port of Anacortes (WA) IDC Ref. Rev. (Texaco Proj.),
                  Ser. 1985, 3.10%, TECP due 5/4/99                           P-1        A-1        5,000(4)
        8,000     Rhode Island & Providence Plantations G.O.,
                  3.95%, VRDN due 6/1/18                                    VMIG 1      A-1+        8,000
          800     San Antonio (TX) Higher Ed. Au., Inc. Ref. Rev.
                  (Trinity Univ. Proj.), Ser. 1993, 3.90%, VRDN due
                  4/1/04                                                                A-1+          800
          100     Southwestern (IL) Dev. Au. Solid Waste Disp. Rev.
                  (Shell Oil Co. Wood River Proj.), Ser. 1992, 4.30%,
                  VRDN due 4/1/22                                           VMIG 1      A-1+          100(4)
          300     Sublette Co. (WY) PCR (Exxon Proj.), Ser. 1984, 4.20%,
                  VRDN due 11/1/24                                            P-1       A-1+          300(4)
                                                                                                 ------------
                                                                                                   31,200
                                                                                                 ------------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                  LETTERS OF CREDIT (45.7%)
ABN AMRO BANK NV
        2,000     Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated Board
                  Proj.), Ser. 1988, 3.00%, TECP due 6/15/99                  P-1                   2,000
BANK OF AMERICA
        1,200     Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa
                  Plastics Corp., Texas Proj.), Ser. 1994, 4.00%, VRDN
                  due 11/1/15                                               VMIG 1                  1,200

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
BAYERISCHE LANDESBANK GIROZENTRALE
$       1,000     Dallas (TX) Area Rapid Transit Sales Tax Rev., Ser. A,
                  3.10%, TECP due 5/10/99                                     P-1       A-1+     $  1,000(5)
        2,000     Denver (CO) City & Co. Arpt. Sys. Sub. Rev., Ser. 1997
                  A, 3.15%, TECP due 8/12/99                                  P-1       A-1+        2,000
CANADIAN IMPERIAL BANK OF COMMERCE
        3,900     Louisa Co. (IA) Customized Purchase Ref. PCR
                  (Iowa-Illinois Gas & Elec. Co. Proj.), Ser. 1987,
                  3.90%, VRDN due 3/1/17                                                 A-1        3,900
CHASE MANHATTAN BANK, N.A.
        2,000     Brazoria Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                  (Brazosport Mem. Hosp.), Ser. 1999, 4.05%, VRDN due
                  7/1/13                                                    VMIG 1                  2,000
        1,935     Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg.,
                  Inc. Proj.), Ser. 1997, 4.15%, VRDN due 12/1/12           VMIG 1       A-1        1,935
          950     Virginia Small Bus. Fin. Au. IDR (Coral Graphic Svc.,
                  Inc. Proj.), Ser. 1998, 4.15%, VRDN due 1/1/13            VMIG 1       A-1          950
CITIBANK, N.A.
        1,100     Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind., Inc.
                  Proj.), Ser. 1984, 3.90%, VRDN due 12/1/14                  P-1                   1,100
CREDIT COMMERCIAL DE FRANCE
          200     Elkhart Co. (IN) Econ. Dev. Rev. (Pace Amer. Inc.
                  Proj.), 4.15%, VRDN due 1/1/13                            VMIG 1                    200
        2,850     South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF
                  Hsg., Inc. Proj.), Ser. 1987 A, 4.05%, VRDN due 11/7/07     P-1                   2,850
          430     South Carolina Jobs Econ. Dev. Au. Rev. (Osmose Wood
                  Preserving), Ser. 1989 B, 4.15%, VRDN due 12/1/04           P-1                     430
          100     South Carolina Jobs Econ. Dev. Au. Rev. (Su-Dan Co. &
                  Delta Prop.), Ser. 1989 A, 4.25%, VRDN due 1/1/04         VMIG 1                    100
CREDIT LOCAL DE FRANCE
        1,000     Colorado Reg. Trans. Dist. Spec. Passenger Fare Rev.,
                  Ser. 1989 A, 3.85%, VRDN due 6/1/99                                   A-1+        1,000

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
CREDIT SUISSE
$       1,300     Chattanooga (TN) Ind. Dev. Board IDR (Market Street
                  Ltd. Proj.), 3.95%, VRDN due 12/15/12                                 A-1+     $  1,300
        3,000     Emery Co. (UT) Ref. PCR (PacifiCorp Proj.), Ser. 1991,
                  3.90%, VRDN due 7/1/15                                    VMIG 1      A-1+        3,000
        1,200     Hubbard Co. (MN) Solid Waste Disp. Rev. (Potlatch Corp.
                  Proj.), Ser. 1990, 4.20%, VRDN due 8/1/14                             A-1+        1,200
          200     Montgomery Co. (TX) Ind. Dev. Corp. IDR (Dal-Tile Corp.
                  Proj.), Ser. 1986 B, 4.10%, VRDN due 12/1/03                          A-1+          200
        1,000     Texas Capital Hlth. Fac. Dev. Corp. (Island on Lake
                  Travis Ltd. Proj.), Ser. 1986, 3.95%, VRDN due 12/1/16                A-1+        1,000
          600     Warren (AR) Solid Waste Disp. Rev. (Potlatch Corp.
                  Proj.), Ser. 1993, 4.20%, VRDN due 4/1/12                             A-1+          600
DEUTSCHE BANK AG
          400     Florence Co. (SC) Solid Waste Disp. & Wastewater
                  Treatment Fac. Rev. (Roche Carolina Inc. Proj.), Ser.
                  1998, 4.30%, VRDN due 4/1/28                                          A-1+          400
FIRST OF AMERICA BANK
          845     Michigan St. Hosp. Fin. Au. Rev. Hosp. Equip. Loan
                  Prog. Rev., Ser. A, 4.05%, VRDN due 12/1/23               VMIG 1                    845
FIRST NATIONAL BANK OF CHICAGO
        1,400     Indiana Hlth. Fac. Fin. Au. Hosp. Rev. (Deaconess
                  Hosp., Inc.), Ser. 1992, 3.90%, VRDN due 1/1/22           VMIG 1                  1,400
          100     Massachusetts Hlth. & Ed. Fac. Au. Rev. (Cap. Asset
                  Prog.), Ser. 1985 E, 4.20%, VRDN due 1/1/35               VMIG 1                    100
FIRST UNION NATIONAL BANK
          300     Jackson-Union Cos. (IL) Reg. Port Dist. Port Fac. Ref.
                  Rev. (Enron Trans. Svc., L.P. Proj.), Ser. 1994, 4.00%,
                  VRDN due 4/1/24                                                        A-1          300
        1,000     Monroe Co. (NY) IDA Rev. (Collegiate Hsg. Foundation,
                  Inc. Fac. at Rochester Institute of Technology), Ser.
                  1998 A, 3.95%, VRDN due 10/1/28                           VMIG 1                  1,000

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
$       2,000     Washington Co. (PA) Au. Lease Rev. (Higher Ed. Pooled
                  Equip. Leasing Prog.), Ser. 1985 A, 4.05%, VRDN due
                  11/1/05                                                   VMIG 1               $  2,000
GENERAL ELECTRIC CAPITAL CORP.
          800     New Hampshire Hsg. Fin. Au. Multi-Family Hsg. Rev.
                  (Countryside L.P. Proj.), Ser. 1994, 4.05%, VRDN due
                  7/1/24                                                    VMIG 1                    800
        8,500     New Hampshire Hsg. Fin. Au. Multi-Family Hsg. Rev.
                  (P.R.A. Prop. L.P.-Pheasant Run Proj.), Ser. 1985,
                  4.05%, VRDN due 5/1/25                                    VMIG 1                  8,500
HARRIS TRUST AND SAVINGS BANK
          600     Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.), Ser.
                  1995 C, 4.15%, VRDN due 2/1/05                                        A-1+          600
          440     Illinois Dev. Fin. Au. IDR (Overton Gear & Tool Corp.
                  Proj.), Ser. 1994, 4.15%, VRDN due 10/1/08                            A-1+          440
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
          500     Southwest (TX) Higher Ed. Au. Inc. Ref. Rev. (Southern
                  Methodist Univ. Proj.), Ser. 1985, 4.25%, VRDN due
                  7/1/15                                                    VMIG 1                    500
MORGAN GUARANTY TRUST CO.
          100     Grapevine (TX) IDC Rev. (Amer. Airlines, Inc. Proj.),
                  Ser. 1984 A-3, 4.25%, VRDN due 12/1/24                      P-1                     100
NATIONAL WESTMINSTER BANK PLC
        1,200     Hillsborough Co. (FL) Aviation Au. Rev. (Tampa Int'l.
                  Arpt.), 2.95%, TECP due 5/4/99                              P-1       A-1+        1,200
          300     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                  (Grant Town Cogeneration Proj.), Ser. 1990 A, 4.05%,
                  VRDN due 10/1/17                                          VMIG 1      A-1+          300
          300     Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev.
                  (Grant Town Cogeneration Proj.), Ser. 1990 D, 4.10%,
                  VRDN due 10/1/17                                          VMIG 1      A-1+          300
        1,000     Rhode Island Std. Loan Au. Prog. Rev., Ser. 1995-1,
                  4.00%, VRDN due 7/1/19                                                A-1+        1,000
        3,000     Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-3,
                  4.00%, VRDN due 6/1/26                                                A-1+        3,000

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
NATIONSBANK N.A.
$       1,400     Florida Hsg. Fin. Corp. Rev. (The Club at Vero Arpt.
                  Proj.), Ser. 1998 E, 4.00%, VRDN due 6/1/17                           A-1+     $  1,400
NBD BANK, N.A.
          100     Indiana Emp. Dev. Comm. Econ. Dev. Rev. (K & F Ind.,
                  Inc. Proj.), Ser. 1988, 4.15%, VRDN due 1/1/14            VMIG 1                    100
NORWEST BANK
          800     New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys.
                  Proj.), Ser. 1985, 3.45%, VRDN due 8/1/14                             A-1+          800
PNC BANK N.A.
        1,000     Rockport (IN) Rev. (AK Steel Corp. Proj.), Ser. 1997 A,
                  4.05%, VRDN due 12/1/27                                     P-1        A-1        1,000
RABOBANK NEDERLAND
        1,500     Henderson Co. (KY) Solid Waste Disp. Rev. (Hudson
                  Foods, Inc. Proj.), Ser. 1995, 4.10%, VRDN due 3/1/15     VMIG 1                  1,500
SLM HOLDING CORP.
          300     Nebhelp Inc. (NE) Std. Loan Prog. Rev., Ser. 1986 A,
                  4.10%, VRDN due 12/1/16                                               A-1+          300
        2,200     Panhandle-Plains (TX) Higher Ed. Au., Inc. Std. Loan
                  Rev., Ser. 1991 A, 3.95%, VRDN due 6/1/21                 VMIG 1                  2,200
        1,600     Panhandle-Plains (TX) Higher Ed. Au., Inc. Std. Loan
                  Rev., Ser. 1995 A, 3.95%, VRDN due 6/1/25                 VMIG 1                  1,600
SOCIETE GENERALE
        1,900     Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev.
                  (Compagnie Nationale Air France Proj.), Ser. 1990,
                  4.00%, VRDN due 5/1/18                                                A-1+        1,900
        5,000     Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac.
                  Completion Rev. (Los Angeles Int'l. Arpt.), Ser. 1989,
                  4.30%, VRDN due 12/1/25                                               A-1+        5,000
          500     Morgan Co. (UT) Solid Waste Disp. Rev. (Holnam Inc.
                  Proj.), Ser. 1996, 4.00%, VRDN due 8/1/31                 VMIG 1      A-1+          500

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
SUNTRUST BANK
$       1,600     Clark Co. (AR) Solid Waste Disp. Rev. (Reynolds Metals
                  Co. Proj.), Ser. 1992, 4.00%, VRDN due 8/1/22               P-1       A-1+     $  1,600
        4,700     Mayfield (KY) IDR (Seaboard Farms of Kentucky, Inc.
                  Proj.), Ser. 1989, 4.05%, VRDN due 8/1/19                   P-1                   4,700
TORONTO DOMINION BANK
        2,500     Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev.,
                  Ser. 1998 A, 3.90%, VRDN due 1/1/18                       VMIG 1      A-1+        2,500
          400     Stevenson (AL) IDB Env. Imp. Rev. (Mead Corp. Proj.),
                  Ser. 1997, 4.30%, VRDN due 6/1/32                                     A-1+          400
          120     Wisconsin Hlth. Fac. Au. Rev. (Franciscan Hlth. Care,
                  Inc.-Sys. Fin.), Ser. 1985 A-2, 3.95%, VRDN due 1/1/16    VMIG 1      A-1+          120
UNION BANK OF SWITZERLAND
        1,000     Alaska Ind. Dev. & Export Au. Fac. Rev. (Fairbanks Gold
                  Mining, Inc. Proj.), Ser. 1997, 4.00%, VRDN due 5/1/09    VMIG 1      A-1+        1,000
          200     Babylon (NY) IDA Res. Rec. Rev. (OFS Equity of Babylon,
                  Inc. Proj.), Ser. 1989, 4.15%, VRDN due 12/1/24                       A-1+          200
        3,500     Beaver Co. (PA) Ind. Dev. Au. PCR (Duquesne Light Co.
                  Beaver Valley Proj.), Ser. 1993 A, 3.25% & 3.30%, TECP
                  due 5/10/99 & 5/11/99                                     VMIG 1      A-1+        3,500
        1,050     Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg
                  Proj.), Ser. 1986, 3.95%, VRDN due 12/1/11                VMIG 1                  1,050
          100     Sabine (TX) River Au. Ref. PCR (Texas Util. Elec. Co.
                  Proj.), Ser. 1995 B, 4.40%, VRDN due 6/1/30               VMIG 1      A-1+          100
WACHOVIA BANK & TRUST CO.
        1,000     Crossett (AR) PCR (Georgia-Pacific Corp. Proj.), Ser.
                  1984, 4.00%, VRDN due 10/1/07                               P-1                   1,000
          300     North Carolina Ed. Fac. Fin. Agcy. Updates Rev. (Bowman
                  Gray Sch. of Medicine Proj.), Ser. 1996, 3.95%, VRDN
                  due 9/1/26                                                VMIG 1                    300

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
WESTDEUTSCHE LANDESBANK GIROZENTRALE
$       1,890     Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995
                  A-1, 3.85%, VRDN due 7/1/25                               VMIG 1      A-1+     $  1,890
          600     Indianapolis (IN) Adjustable Tender Res. Rec. Rev.
                  (Ogden Martin Sys. of Indianapolis, Inc. Proj.), Ser.
                  1987, 4.30%, VRDN due 12/1/16                                         A-1+          600
        2,600     Mesa (AZ) Muni. Dev. Corp. Spec. Tax Updates, Ser. 1996
                  A, 3.10%, TECP due 7/22/99                                VMIG 1      A-1+        2,600
                                                                                                 ------------
                                                                                                   88,610
                                                                                                 ------------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                  INSURANCE (12.4%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,400     Illinois Hlth. Fac. Au. Rev. (Swedish Covenant Hosp.
                  Proj.), Ser. 1995, 4.00%, VRDN due 8/1/25                 VMIG 1      A-1+        1,400
        2,600     Indiana Secondary Mkt. for Ed. Loans, Inc. Rev., Ser.
                  1988 B, 4.10%, VRDN due 12/1/13                           VMIG 1      A-1+        2,600
          400     Rockport (IN) Ref. PCR (AEP Generating Co. Proj.), Ser.
                  1995 B, 4.25%, VRDN due 7/1/25                                        A-1+          400
          100     Sabine (TX) River Au. Collateralized PCR (Texas Util.
                  Elec. Co. Proj.), Ser. 1996 B, 4.35%, VRDN due 3/1/26     VMIG 1      A-1+          100
          400     Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of PA,
                  Inc. Cap. Asset Fin. Prog.), Ser. 1985 A, 4.00%, VRDN
                  due 12/1/20                                                           A-1+          400
          500     Trinity (TX) River Au. Collateralized PCR (Texas Util.
                  Elec. Co. Proj.), Ser. 1996 A, 4.30%, VRDN due 3/1/26     VMIG 1      A-1+          500
        1,100     Utah St. Board of Regents Std. Loan Rev., Ser. 1988 B,
                  4.00%, VRDN due 11/1/00                                   VMIG 1      A-1+        1,100
FINANCIAL GUARANTY INSURANCE CO.
        2,400     Arizona Hlth. Fac. Au. Rev. (Pooled Loan Prog.), Ser
                  1985, 4.00%, VRDN due 10/1/15                             VMIG 1       A-1        2,400
          200     New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                  Rev., Ser. 1994 C, 4.25%, VRDN due 6/15/23                VMIG 1      A-1+          200

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   Principal                                                                                       Value(3)
     Amount                                                                     Rating(2)           (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
$       2,100     Ohio Air Quality Dev. Au. PCR (Cleveland Elec.
                  Illumination Co.), Ser. 1988, 3.15%, TECP due 6/10/99     VMIG 1      A-1+     $  2,100
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,845     Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 3.95%,
                  VRDN due 7/1/17                                           VMIG 1      A-1+        1,845
          900     Kentucky Higher Ed. Std. Loan Corp. Rev., Ser. 1996 A,
                  4.05%, VRDN due 6/1/26                                    VMIG 1      A-1+          900
        2,100     Lower Colorado (TX) River Au. Jr. Lien Ref. Rev.,
                  Supplemental 3rd. Ser., 3.85%, VRDN due 1/1/13            VMIG 1      A-1+        2,100
        5,500     Missouri-Illinois Metro. Dist. Bi-State Dev. Agcy. Rev.
                  (St. Clair Co. Metrolink Extension), Ser. 1998 B,
                  4.00%, VRDN due 7/1/28                                    VMIG 1      A-1+        5,500
          440     Polk Co. (IA) Hosp. Equip. & Imp. Rev., Ser. 1985,
                  4.00%, VRDN due 12/1/05                                   VMIG 1       A-1          440
        2,000     South Texas Higher Ed. Au. Inc. Std. Loan Rev., Ser.
                  1998, 3.95%, VRDN due 12/1/03                             VMIG 1                  2,000
                                                                                                 ------------
                                                                                                   23,985
                                                                                                 ------------
                  TOTAL INVESTMENTS (99.0%)                                                       191,871
                  Cash, receivables and other assets, less liabilities
                  (1.0%)                                                                            1,851
                                                                                                 ------------
                  TOTAL NET ASSETS (100.0%)                                                      $193,722
                                                                                                 ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

   Principal                                                                                       Value(6)
     Amount                                                                       Rating            (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
                  TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S.
                  GOVERNMENT SECURITIES (2.7%)
$       1,000     Nebraska Inv. Fin. Au. Hosp. Rev. (Nebraska Methodist
                  Hlth. Sys., Inc.), Ser. 1991, 7.00%, due 3/1/06 P/R
                  3/1/01                                                      Aaa        AAA     $  1,079
                                                                                                 ------------
                  TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (39.3%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,000     Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 6.50%,
                  due 1/1/06                                                  Aaa        AAA        1,134
        1,000     New York City (NY) Muni. Assist. Corp. Rev., Ser. D,
                  5.25%, due 7/1/02                                           Aaa        AAA        1,047
        1,000     Pittsburgh (PA) G.O., Ser. 1997 A, 5.00%, due 9/1/06        Aaa        AAA        1,051
FINANCIAL GUARANTY INSURANCE CO.
        1,000     Chicago (IL) Equip. G.O., Ser. 1998, 5.00%, due 1/1/07      Aaa        AAA        1,043
        1,000     Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995, 6.25%,
                  due 10/1/06                                                 Aaa        AAA        1,132
        1,000     Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B,
                  5.125%, due 10/1/09                                         Aaa        AAA        1,063
FINANCIAL SECURITY ASSURANCE INC.
        1,000     Illinois Dev. Fin. Au. Cap. Appreciation Cons. Sch.
                  Dist. #304 Rev., Zero Coupon, Yielding 4.80%, due
                  1/1/09                                                      Aaa                     638
        1,000     Maine Muni. Bond Bank Ref. Rev., Ser. 1998 A, 5.00%,
                  due 11/1/05                                                 Aaa        AAA        1,054
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,000     Clark Co. (NV) Sch. Dist. Imp. G.O., Ser. 1995 A,
                  5.60%, due 6/15/08                                          Aaa        AAA        1,092
        1,000     Commonwealth of Pennsylvania G.O. (Ref. & Proj.), 2nd
                  Ser. 1994, 5.20%, due 6/15/04                               Aaa        AAA        1,059

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal                                                                                       Value(6)
     Amount                                                                       Rating            (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
$       1,000     Connecticut Spec. Tax Oblig. Ref. Rev. (Trans.
                  Infrastructure Purp.), Ser. 1993 A, 5.40%, due 9/1/09       Aaa        AAA     $  1,057
        1,000     Harris Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mem.
                  Hosp. Sys. Proj.), Ser. A, 5.00%, due 6/1/06                Aaa        AAA        1,041
        1,000     Mississippi Dev. Bank Spec. Oblig. Rev. (Muni. Gas Au.
                  Proj.), Ser. 1998, 5.00%, due 1/1/08                        Aaa        AAA        1,040
        1,000     New York Dorm. Au. Rev. (Univ. of Rochester), Ser. 1997
                  A, 5.50%, due 7/1/06                                        Aaa        AAA        1,082
        1,000     Puerto Rico Elec. Pwr. Au. Ref. Rev., Ser. W, 6.50%,
                  due 7/1/05                                                  Aaa        AAA        1,135
                                                                                                 ------------
                                                                                                   15,668
                                                                                                 ------------
                  TAX-EXEMPT SECURITIES -- OTHER (52.8%)
        1,000     Board of Regents of the Texas A&M Univ. Sys. Perm.
                  Univ. Fund Rev., Ser. 1998, 5.00%, due 7/1/08               Aaa        AAA        1,051
          500     Brownwood (TX) Independent Sch. Dist. Unlimited Tax
                  Sch. Bldg. & Ref. G.O. (Brown Co., Texas), Ser. 1994,
                  Zero Coupon, Yielding 5.90%, due 2/15/02                    Aaa                     450(4)
          560     Brownwood (TX) Independent Sch. Dist. Unlimited Tax
                  Sch. Bldg. & Ref. G.O. (Brown Co., Texas), Ser. 1994,
                  Zero Coupon, Yielding 6.10%, due 2/15/04                    Aaa                     461(4)
          590     Cincinnati (OH) Std. Loan Funding Corp. Ref. Rev., Ser.
                  1992 C, 6.10%, due 7/1/02                                   Aaa                     608
        1,000     Columbus (OH) Var. Purp. Ltd. Tax G.O., Ser. 1998-1,
                  5.00%, due 6/15/08                                          Aaa        AAA        1,058
        1,000     Commonwealth of Massachusetts Ref. G.O., Ser. 1995 A,
                  6.25%, due 7/1/04                                           Aa3        AA-        1,107
        1,000     Florida St. Board of Ed. Cap. Outlay Ref. G.O., Ser. B,
                  5.25%, due 6/1/09                                           Aa2        AA+        1,070
        1,000     Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04                Aaa        AAA        1,155
        1,000     Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser.
                  1997, 5.50%, due 2/1/09                                     Aa2        AA+        1,083
        1,500     Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph
                  Hlth. Sys.), Ser. 1998, 5.00%, due 7/1/08                   Aa3        AA         1,543

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal                                                                                       Value(6)
     Amount                                                                       Rating            (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
$       1,500     Maryland Comm. Dev. Admin. Dept. of Hsg. & Comm. Dev.
                  Rev. (Single Family Prog.), 3rd Ser. 1993, 5.15%, due
                  4/1/08                                                      Aa2                $  1,549
        1,000     Maryland Wtr. Quality Fin. Admin. Ref. Rev. (Revolving
                  Loan Fund), Ser. 1995 A, 5.50%, due 9/1/11                  Aa2        AA         1,069
        1,000     Mecklenburg Co. (NC) Pub. Imp. G.O., Ser. 1994, 5.50%,
                  due 4/1/12                                                  Aaa        AAA        1,075
          165     Mississippi Higher Ed. Assist. Corp. Std. Loan Sub.
                  Rev., Ser. 1993 C, 6.05%, due 9/1/07                         A                      172
        1,000     Nevada Ref. Ltd. Tax G.O., Ser. 1997 A-2, 6.00%, due
                  5/15/06                                                     Aa2        AA         1,109
          500     New Jersey Bldg. Au. St. Bldg. Rev., Ser. 1994, 5.00%,
                  due 6/15/11                                                 Aa2        AA-          510
          750     New York City (NY) IDA Spec. Fac. Rev. (Term. One Group
                  Assoc., L.P. Proj.), Ser. 1994, 6.00%, due 1/1/15           A3          A           796
        1,000     North Carolina Cap. Imp. G.O., Ser. 1994 A, 4.70%, due
                  2/1/06                                                      Aaa        AAA        1,035
        1,000     Omaha (NE) Pub. Pwr. Dist. Elec. Sys. Rev., Ser. 1993
                  E, 4.60%, due 2/1/06                                        Aa2        AA         1,025
        1,000     Port of Portland (OR) Ref. G.O., Ser. 1993 A, 4.50%,
                  due 3/1/05                                                  Aa2        AA+        1,024
        1,000     San Antonio (TX) Elec. & Gas Sys. Ref. Rev., Ser. 1998
                  A, 5.00%, due 2/1/05                                        Aa1        AA         1,047
        1,000     Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 5.13%, due
                  10/1/09                                                     Aa2        AA         1,059
                                                                                                 ------------
                                                                                                   21,056
                                                                                                 ------------
                  TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY
                  LETTERS OF CREDIT (3.8%)
BANK OF NOVA SCOTIA
          200     Port of Portland (OR) Ref. PCR (Reynolds Metals Co.
                  Proj.), Ser. 1985, 4.25%, VRDN due 12/1/09                  P-1                     200
BAYERISCHE VEREINSBANK AG
          400     Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated Board
                  Proj.), Ser. 1996, 4.30%, VRDN due 3/1/31                 VMIG 1                    400

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal                                                                                       Value(6)
     Amount                                                                       Rating            (000's
(000's omitted)                         Security(1)                         Moody's      S&P       omitted)
----------------  -------------------------------------------------------  ---------  ---------  ------------
FIRST UNION NATIONAL BANK
$         100     Wake Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. PCR
                  (Carolina Pwr. & Lt. Co. Proj.), Ser. 1997, 4.30%, VRDN
                  due 3/1/17                                                  P-1                $    100
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
          200     Southwest (TX) Higher Ed. Au. Inc. Ref. Rev. (Southern
                  Methodist Univ. Proj.), Ser. 1985, 4.25%, VRDN due
                  7/1/15                                                    VMIG 1                    200
MORGAN GUARANTY TRUST CO.
          300     Grapevine (TX) IDC Rev. (Amer. Airlines, Inc. Proj.),
                  Ser. 1984 A-4, 4.25%, VRDN due 12/1/24                      P-1                     300
          300     Grapevine (TX) IDC Rev., (Amer. Airlines, Inc. Proj.),
                  Ser. 1984 B-3, 4.25%, VRDN due 12/1/24                      P-1                     300
                                                                                                 ------------
                                                                                                    1,500
                                                                                                 ------------
                  TOTAL INVESTMENTS (98.6%) (COST $38,199)                                         39,303(7)
                  Cash, receivables and other assets, less liabilities
                  (1.4%)                                                                              550
                                                                                                 ------------
                  TOTAL NET ASSETS (100.0%)                                                      $ 39,853
                                                                                                 ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality within guidelines approved by the trustees of Income Managers Trust. Approximately 79% and 49% of the municipal securities held by Municipal Money and Municipal Securities, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager within the guidelines approved by the trustees of Income Managers Trust.
3) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
4) Security is guaranteed by the corporate obligor.
5) Security is subject to a fractional guarantee provided by Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale, each backing 50% of the total principal.
6) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.
7) At April 30, 1999, the cost of investments for U.S. Federal income tax purposes was $38,199,000. Gross unrealized appreciation of investments was $1,163,000 and gross unrealized depreciation of investments was $59,000, resulting in net unrealized appreciation of $1,104,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL        MUNICIPAL
                                                        MONEY          SECURITIES
(000'S OMITTED)                                       PORTFOLIO        PORTFOLIO
                                                    -------------------------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $     191,871    $      39,303
      Cash                                                    601               60
      Interest receivable                                   1,337              522
      Prepaid expenses and other assets                         2               --
                                                    -------------------------------
                                                          193,811           39,885
                                                    -------------------------------
LIABILITIES
      Payable to investment manager (Note B)                   46                8
      Accrued expenses                                         43               24
                                                    -------------------------------
                                                               89               32
                                                    -------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     193,722    $      39,853
                                                    -------------------------------

NET ASSETS consist of:
      Paid-in capital                               $     193,722    $      38,749
      Net unrealized appreciation in value of
        investment securities                                  --            1,104
                                                    -------------------------------
NET ASSETS                                          $     193,722    $      39,853
                                                    -------------------------------
*Cost of investments                                $     191,871    $      38,199
                                                    -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                             For the Six Months Ended April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                     MUNICIPAL      MUNICIPAL
                                                       MONEY        SECURITIES
(000'S OMITTED)                                      PORTFOLIO      PORTFOLIO
                                                    ---------------------------
INVESTMENT INCOME
    Interest income                                 $     3,343    $       905
                                                    ---------------------------
    Expenses:
      Investment management fee (Note B)                    266             49
      Accounting fees                                         5              5
      Auditing fees                                          16             12
      Custodian fees (Note B)                                62             17
      Insurance expense                                       1             --
      Legal fees                                              8              8
      Trustees' fees and expenses                             7              3
                                                    ---------------------------
        Total expenses                                      365             94
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (3)            (1)
                                                    ---------------------------
        Total net expenses                                  362             93
                                                    ---------------------------
        Net investment income                             2,981            812
                                                    ---------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                                    1             64
    Net realized gain on financial futures
      contracts (Note A)                                     --             34
    Change in net unrealized appreciation of
      investment securities                                  --           (367)
                                                    ---------------------------
        Net gain (loss) on investments                        1           (269)
                                                    ---------------------------
        Net increase in net assets resulting from
          operations                                $     2,982    $       543
                                                    ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                    MUNICIPAL                       MUNICIPAL
                                                      MONEY                        SECURITIES
                                                    PORTFOLIO                       PORTFOLIO
                                           Six Months                      Six Months
                                              Ended           Year            Ended           Year
                                            April 30,         Ended         April 30,         Ended
                                              1999         October 31,        1999         October 31,
(000'S OMITTED)                            (UNAUDITED)        1998         (UNAUDITED)        1998
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $      2,981    $      6,065    $        812    $      1,466
    Net realized gain on investments                 1              26              98             426
    Change in net unrealized
      appreciation of investments                   --              --            (367)            583
                                          -------------------------------------------------------------
    Net increase in net assets resulting
      from operations                            2,982           6,091             543           2,475
                                          -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  106,586         281,553           4,373          14,666
    Reductions                                (137,458)       (222,519)         (5,289)         (8,627)
                                          -------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       (30,872)         59,034            (916)          6,039
                                          -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (27,890)         65,125            (373)          8,514
NET ASSETS:
    Beginning of period                        221,612         156,487          40,226          31,712
                                          -------------------------------------------------------------
    End of period                         $    193,722    $    221,612    $     39,853    $     40,226
                                          -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
6) FINANCIAL FUTURES CONTRACTS: Municipal Securities may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by the Portfolio may cause the Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Portfolio's taxable income.
      During the six months ended April 30, 1999, Municipal Securities had entered into financial futures contracts. At April 30, 1999, there were no open positions.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.

   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $3,495 and $1,095, for Municipal Money and Municipal Securities, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1999, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) of $6,827,000 and $1,962,000, respectively, for Municipal Securities. All securities transactions for Municipal Money were short-term.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

                                              Six
                                            Months
                                             Ended
                                             April
                                              30,
                                             1999                       Year Ended October 31,
                                            (UNAUDITED)  1998        1997        1996        1995        1994
                                            -------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                          .34%(2)      .36%        .38%        .37%        .37%         --
                                            -------------------------------------------------------------------
    Net Expenses                               .34%(2)      .36%        .37%        .36%        .36%        .36%
                                            -------------------------------------------------------------------
    Net Investment Income                     2.81%(2)     3.22%       3.29%       3.21%       3.57%       2.38%
                                            -------------------------------------------------------------------
Net Assets, End of Period (in millions)     $193.7       $221.6      $156.5      $132.7      $161.1      $150.5
                                            -------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

   2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

                                             Six
                                            Months
                                            Ended
                                            April
                                             30,
                                             1999                    Year Ended October 31,
                                            (UNAUDITED)  1998      1997       1996       1995       1994
                                            -------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                         .48%(2)     .51%       .51%       .47%       .47%        --
                                            -------------------------------------------------------------
    Net Expenses                              .47%(2)     .51%       .50%       .47%       .46%       .40%
                                            -------------------------------------------------------------
    Net Investment Income                    4.15%(2)    4.27%      4.44%      4.49%      4.63%      4.47%
                                            -------------------------------------------------------------
Portfolio Turnover Rate                         5%         24%        22%         3%        66%       127%
                                            -------------------------------------------------------------
Net Assets, End of Period (in millions)     $39.9       $40.2      $31.7      $39.0      $44.4      $51.4
                                            -------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

   2) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

                          Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.






NEUBERGER BERMAN [LOGO]

                          NEUBERGER BERMAN MANAGEMENT INC.
                          605 Third Avenue 2nd Floor
                          New York, NY  10158-0180

                          SHAREHOLDER SERVICES
                          800.877.9700

                          INSTITUTIONAL SERVICES
                          800.366.6264
                          www.nbfunds.com

                          [-RECYCLE LOGO-] NMATR6870699



                           KIRKPATRICK & LOCKHART LLP

                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                           WASHINGTON, D.C. 20036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100
FATIMA SULAIMAN
(202) 778-9223
sulaimf@kl.com

                                  June 24, 1999


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:    Neuberger Berman Income Funds:
            Neuberger Berman Municipal Money Fund
            Neuberger Berman Municipal Securities Trust
            1933 Act File No. 2-85229
            1940 Act File No. 811-3802
            -------------------------------------------

Dear Sir or Madam:

      Transmitted herewith for filing is the Semi-Annual Report to Shareholders of the above-referenced series of Neuberger Berman Income Funds for the period ended April 30, 1999. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

      If you should have any questions regarding this filing, please contact the undersigned.

                                    Sincerely,

                                    /s/ Fatima Sulaiman

                                    Fatima Sulaiman


Enclosure